Consolidated Statements of Comprehensive Loss - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	£ 1,978,659	£ 1,978,659	£ 3,426,846
Research and development expenses	(6,156,889)	(6,679,919)	(8,613,855)
Administrative expenses	(2,058,844)	(2,206,751)	(3,014,799)
Administrative expenses – costs related to listing	(1,049,950)
Foreign exchange losses	(82,764)
Other income	6,381	569,200	1,561,266
Total operating expenses, net	(9,342,066)	(8,317,470)	(10,067,388)
Change in fair value of convertible loan derivatives	(4,181,545)
Finance income	33	1,029	21,903
Finance costs	(3,438,548)	(292,062)	(275,410)
Loss before tax	(14,983,467)	(6,629,844)	(6,894,049)
Income tax credit	1,407,542	1,171,928	826,065
Net loss for the year and Total comprehensive loss	£ (13,575,925)	£ (5,457,916)	£ (6,067,984)
Basic and diluted loss per share	£ (0.70)	£ (0.29)	£ (0.34)